Summary of significant accounting policies (Details 3) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Cash and banks | IAS 39
Disclosure of financial assets [line items]
Assets at amortized cost	R$ 1,428,766
Cash and banks | IFRS 9
Disclosure of financial assets [line items]
Assets at amortized cost	1,428,766
Financial investments in Brazil | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	1,706,784
Financial investments in Brazil | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	1,706,784
Financial investments abroad | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	639,543
Financial investments abroad | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	639,543
Cash and cash equivalents | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through other comprehensive income	3,775,093
Cash and cash equivalents | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through other comprehensive income	3,775,093
LFT's and LF's | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	1,816,889
LFT's and LF's | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	1,816,889
Time deposit investments | IAS 39
Disclosure of financial assets [line items]
Assets at amortized cost	440,616
Time deposit investments | IFRS 9
Disclosure of financial assets [line items]
Assets at amortized cost	440,616
Time deposit investments | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	15,764
Time deposit investments | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	15,764
Other | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	39,739
Other | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	39,739
Financial investments | IAS 39
Disclosure of financial assets [line items]
Total	2,313,008
Financial investments | IFRS 9
Disclosure of financial assets [line items]
Total	2,313,008
Trade accounts receivable | IAS 39
Disclosure of financial assets [line items]
Assets at amortized cost	3,244,851
Trade accounts receivable | IFRS 9
Disclosure of financial assets [line items]
Assets at amortized cost	3,235,463
Trade accounts receivable | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through other comprehensive income	73,841
Trade accounts receivable | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through other comprehensive income	73,240
Derivatives | IAS 39
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	74,378
Derivatives | IFRS 9
Disclosure of financial assets [line items]
Assets at fair value through profit or loss	R$ 74,378